Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues	Note 12 - Revenues
	For the Year Ended on December 31,
	2024	2023
	New Israeli Shekels
Revenues *)	55,845	927,000

*)	The Company’s revenues derived from consulting services rendered from operations.